Return of Capital:	12 Months Ended
Dec. 31, 2019
Return of Capital: [Abstract]
Return of Capital:

Note 11.    Return of Capital:

In June 2019, the Company completed a return of capital transaction by way of a court-approved plan of arrangement transaction under the Business Corporations Act (Alberta) which required approval by the Alberta Court of Queen's Bench and at least two-thirds of the votes of shareholders. Pursuant to the plan of arrangement, the Company returned to holders of its Class A common shares approximately $76 million or $0.76 per Class A Share.